Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Accrued expenses	$ 356	$ 571
Employees and related institutions	2,083	1,779
Total other payables	$ 2,439	$ 2,350